UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

          -----------------------------------------------------------

                  Investment Company Act file number 811-08191

          -----------------------------------------------------------

                              BULLFINCH FUND, INC.
              (Exact name of registrant as specified in charter)

                           1370 Pittsford Mendon Road
                               Mendon, NY  14506

                   (Address of principal executive offices)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                               Christopher Carosa
                              Bullfinch Fund, Inc.
                           1370 Pittsford Mendon Road
                                Mendon, NY  14506
                    (Name and Address of Agent for Service)

          -----------------------------------------------------------

Registrant's telephone number, including area code: 1-585-624-3650

Date of fiscal year end: June 30, 2005

Date of reporting period: July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, And the Commission will make this information public. A registrant is not Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of infor-mation under the clearance requirements of 44 U.S.C. ss. 3507.

==============================================================================

Item 1. Proxy Voting Record

                     Bullfinch Fund, Inc. Unrestricted Series
                                  TICKER: BUNRX
                               PROXY VOTING RECORD
                               7/1/2004-6/30/2005


BiSys Group
BSG
55472104
11/11/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Stock Purchase Plan                           Management For     For
3. Auditors                                      Management For     For
==============================================================================

Christopher Banks
CBK
171046105
7/28/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
==============================================================================


Cisco Systems
CSCO
17275R102
11/28/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
3. Shareholder proposal on CEO pay              Shareholder Against For
==============================================================================


Conagra
CAG
205887102
9/23/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
3. Executive Incentive Plan                      Management For     For
4. Suspension of Stock Option Grants            Shareholder Against For
==============================================================================


Dell Corp
DELL
24702R101
5/31/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
3. Majority Voting for Directors                Shareholder For    Against
4. Expensing of Options                         Shareholder For    Against
==============================================================================


Microsoft
MSFT
594918104
11/9/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Amendments to 2001 Stock Plan                 Management For     For
3. Amendments to 1999 Stock Plan                 Management For     For
4. Performance Criteria Awards                   Management For     For
5. Auditors                                      Management For     For
==============================================================================


Mylan
MYL
628530107
7/30/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
==============================================================================


Oracle
 ORCL
68389X105
9/10/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. 2005 Executive Bonus Plan                     Management For     For
3. Auditors                                      Management For     For
4. Amended 2000 Long Term Equity Plan            Management For     For
5. Workers Rights In China                      Shareholder Against For
==============================================================================


Paychex
PAYX
704326107
10/6/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
==============================================================================


Polymedica
PLMD
731738100
9/17/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Amendment to 2000 Stock Incentive Plan        Management For     For
3. Auditors                                      Management For     For
==============================================================================


Amerus Group
AMH
03072M108
4/28/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Six directors                                 Management For     For
2. Amend Incentive Plan                          Management For     For
3. Performance Based Procedures                  Management For     For
4. Auditors                                      Management For     For
==============================================================================


Checkpoint Systems
CKP
162825103
6/8/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Three Directors                               Management For     For
==============================================================================


Chesapeake Utilities
CPK
165303108
3/24/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Four directors                                Management For     For
2. Employee Stock Award                          Management For     For
3. Performan Incentive Plan                      Management Against Against
4. Directors Comp. Plan                          Management For     For
==============================================================================


Corning
GLW
219350105
4/28/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Four directors                                Management For     For
2. Employee Equity Program                       Management For     For
3. Auditors                                      Management For     For
==============================================================================


Dollar General
DG
256669102
5/24/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Eleven directors                              Management For     For
2. Incentive Plan                                Management For     For
3. Auditors                                      Management For     For
==============================================================================


Fiserv
FISV
337738108
4/6/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Three directors                               Management For     For
2. Ratify auditors                               Management For     For
3. Exec Incentive Comp                           Management For     For
4. Stock Option/Restricted Stock                 Management For     For
==============================================================================


Arthur J. Gallagher
AJG
363576109
3/21/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Two directors                                 Management For     For
2. Auditors                                      Management For     For
3. Sr Management Incentive Plan                  Management For     For
4. Long-term Incentive Plan                      Management For     For
==============================================================================


General Electric
GE
369604103
4/27/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
A. Fifteen directors                             Management For     For
B. Auditors                                      Management For     For
1. Cumulative Voting                            Shareholder For     Against
2. Nuclear Risk                                 Shareholder Against For
3. PCB Cleanup Costs                            Shareholder Against For
4. Over-extended Dirs                           Shareholder For     Against
5. Sustainability                               Shareholder Against For
6. Disclosure Political Contrib.                Shareholder Against For
7. Animal Testing                               Shareholder Against For
==============================================================================


Genesco
GCO
371532102
6/22/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Nine Directors                                Management For     For
2. Equity Incentive Plan                         Management For     For
3. Auditors                                      Management For     For
==============================================================================


Hasbro
HAS
418056107
5/19/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Twelve directors                              Management For     For
2. Stock Incentive Perf                          Management For     For
3. Ratify auditors                               Management For     For
4. Global Human Right                           Shareholder Against For
==============================================================================


Intel
INTC
458140100
3/21/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Ten directors                                 Management For     For
2. Ratify Auditors                               Management For     For
3. Equity Incentive Plan                         Management For     For
4. Executive officer incentive                   Management For     For
==============================================================================


Lincoln Electric
LECO
533900106
5/5/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Three directors                               Management For     For
2. Ratify Auditors                               Management For     For
==============================================================================


Mattel
MAT
577081102
5/19/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Ten directors                                 Management For     For
2. Ratify Auditors                               Management For     For
3. Golden Parachute Provision                   Shareholder For     Against
4. Directors Reports                            Shareholder Against For
==============================================================================


National City
NCC
635405103
4/26/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Twelve directors                              Management For     For
2. Ratify Auditors                               Management For     For
==============================================================================


New York Community Bancorp
NYB
649445103
6/1/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Five directors                                Management For     For
2. Ratify auditors                               Management For     For
==============================================================================


Nisource
NI
65473P105
5/10/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Four directors                                Management For     For
2. Ratify auditors                               Management For     For
3. Long-term Incentive Plan                      Management For     For
4. Employee Stock Purchase                       Management For     For
5. Annual Election Directors                    Shareholder For     Against
6. Majority Vote Directors                      Shareholder For     Against
==============================================================================


Pep Boys
PBY
713278109
6/8/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Nine Directors                                Management For     For
2. Ratify auditors                               Management For     For
3. Shareholder Rights Plan                      Shareholder For     Against
==============================================================================


Pharmaceutical Prod Development
PPDI
717124101
5/18/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Nine Directors                                Management For     For
2. Other Matters                                 Management For     For
==============================================================================


Sensient Technologies
SXT
81725T100
4/21/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Three directors                               Management For     For
2. Eliminate Staggered Board                     Management For     For
3. Ratify auditors                               Management For     For
==============================================================================


Synopsis
SNPS
871607107
5/23/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Eight Directors                               Management For     For
2. Directors Equity Incentive                    Management For     For
3. Employee Stock Purchase Plan                  Management For     For
4. Employee Stock Purchase Plan                  Management For     For
5. Reprice Stock Options                         Management Against Against
6. Auditors                                      Management For     For
==============================================================================


Trustco
TRST
898349105
5/9/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Two directors                                 Management For     For
2. Ratify auditors                               Management For     For
==============================================================================


VF Corporation
VFC
918204108
4/26/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Four directors                                Management For     For
2. Ratify auditors                               Management For     For
==============================================================================




                     Bullfinch Fund, Inc. Western New York Series
                                  TICKER: BWNYX
                               PROXY VOTING RECORD
                               7/1/2004-6/30/2005


Astronics Corp
ASTR
46433108
4/28/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
3. 2005 Director Stock Option Plan               Management For     For
==============================================================================


Computer Task Group
CTG
205477102
5/11/2005
Directors Management For     For

Eastman Kodak
EK
277464109
5/11/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
3. 2005 Omnibus Long Term Compensation Plan      Management For     For
4. Executive Compensation Plan                   Management For     For
5. Amendment to Certificate of Incorporation
             Regarding Election of Directors     Management For     For
6. Amendment to Certificate of Incorporation
             Regarding Dispositions of the Comp. Management For     For
7. Amendment to Certificate of Incorporation
             Regarding Loans                     Management For     For

Genesee & Wyoming
GNW
371559105
5/18/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
==============================================================================


Gibraltar Industries
ROCK
374689107
5/19/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Aproval of Equity Incentive Plan              Management For     For
==============================================================================


Home Properties
HME
437306103
5/6/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. 2003 Stock Benefit Plan                       Management For     For
3. Director's Deferred Compensation Plan         Management For     For
4. Auditors                                      Management For     For
==============================================================================


Ingram Micro
IM
457153104
6/1/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
==============================================================================


Mod-Pac
MPAC
607495108
5/26/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
==============================================================================


Northrop Grumman
NOC
666807102
5/17/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
3. Amendment to Certificate of Incorporation for
             Annual Election of Directors        Management For     For
4. 1993 Stock Option Plan                        Management For     For
5. Majority Vote for Directors                  Shareholder For     Against
==============================================================================


Performance Technologies
PTIX
71376K102
6/2/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
==============================================================================


Soutwest Airlines
LUV
844741106
5/18/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
==============================================================================


Ultralife Batteries
ULBI
903899102
6/9/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
==============================================================================


Wilson Greatbatch
GB
972232102
5/24/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Stock Incentive Plan                          Management For     For
3. Name Change                                   Management For     For
==============================================================================


Xerox
XRX
984121103
5/19/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
==============================================================================


Veramark
VMRK
923351100
5/17/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
==============================================================================


CPAC
CPAC
126145101
8/11/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
3. Long Term Incentive Plan                      Management For     For
4. Options for Coronas                           Management For     For
==============================================================================


CPAC
CPAC
125145101
3/9/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Long Term Compensation Plan                   Management For     For
2. Options for Coronas                           Management For     For
==============================================================================


Christopher Banks
CBK
171046105
7/28/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
==============================================================================


Columbus McKinnon
CMCO
199333195
8/16/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
==============================================================================


Constellation Brands
STZ
21036P108
7/20/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
3. Long Term Incentive Plan                      Management For     For
==============================================================================


Dell Corp
DELL
24702R101
5/31/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
3. Majority Voting for Directors                Shareholder For     Against
4. Expensing of Options                         Shareholder For    Against
==============================================================================


Graham Corp
GHM
384556106
7/29/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
==============================================================================


Harris Interactive
HPOL
414549105
11/9/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Long Term Incentive Plan                      Management For     For
3. Employee Stock Purchase Plan                  Management For     For
==============================================================================


Monro Muffler
MNRO
610236101
8/10/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Auditors                                      Management For     For
==============================================================================


Moog
MPAC
607495108
1/12/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Amended Certificate of Incorporation
       Regarding Number of Shares                Management For     For
2. Directors                                     Management For     For
3. Auditors                                      Management For     For
==============================================================================


Oracle
 ORCL
68389X105
9/10/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. 2005 Executive Bonus Plan                     Management For     For
3. Auditors                                      Management For     For
4. Amended 2000 Long Term Equity Plan            Management For     For


5. Workers Rights In China                      Shareholder Against For
==============================================================================


Paychex
PAYX
704326107
10/6/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
==============================================================================


Servotronics
SVT
817732100
7/2/2004
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
==============================================================================


Sovran Self Storage
SSS
84610H108
5/18/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#     Proposal                                   Sponsor    Cast    Management
------------------------------------------------------------------------------
1. Directors                                     Management For     For
2. Award and Option Plan                         Management For     For
3. Auditors                                      Management For     For
==============================================================================


                                 SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.



/s/ Christopher Carosa
--------------------
Christopher Carosa
President



August 12, 2005